Business combination (Details) In Thousands, unless otherwise specified				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 12, 2012 Internet service company CNY	Mar. 12, 2012 Internet service company Technology CNY	Mar. 12, 2012 Internet service company Software CNY
Business combination
Cash consideration				11,722
Purchase price allocation
Property and equipment				128
Intangible assets					10,035	660
Goodwill	261	1,577	1,604	899
Total				11,722